Vessels Held for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Vessels Held for Sale [Abstract]
Vessels Held For Sale
The Vessels Held for Sale amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2013
Cost:
Beginning balance	109,178	55,647
- Transfers from vessels	-	101,222
- Transfers from deferred charges	-	956
- Remeasurement	-	8,000
- Disposals	(109,178)	(56,647)
Ending balance	-	109,178

Accumulated depreciation:
Beginning balance	(49,037)	(15,897)
- Additions	-	(49,037)
- Disposals	49,037	15,897
Ending balance	-	(49,037)

Net book value	-	60,141